Aberdeen Total Dynamic Dividend
Fund (the "Fund") A Form 3 for the
below individual (an Officer of the
Fund) was not filed within the
required regulatory timeframe:
Martin Connaghan


 Additionally, a form 3 for the following entity (the investment adviser to the Fund) was not filed within the required regulatory timeframe: Aberdeen Asset
Managers Limited


Information Classification: Limited Access

Information Classification: Limited Access